Income Tax Matters (Tables)	12 Months Ended
Dec. 31, 2011
Income Tax Disclosure [Abstract]
Income before income taxes by geographic area	Tax provision. Income before income taxes by geographic area is as follows:

	Year Ended December 31,
	2011	2010	2009
Domestic	$37.9	$23.0	$117.8
Foreign	3.4	2.1	0.8
Total	$41.3	$25.1	$118.6

Tax Provision
The (provision) benefit for income taxes consists of:

	Federal	Foreign	State	Total
2011
Current	$1.4	$0.3	$0.1	$1.8
Deferred	(2.3)	(0.5)	0.7	(2.1)
Provision applied to increase Additional capital/ Other comprehensive income	(13.5)	(0.4)	(2.0)	(15.9)
Total	$(14.4)	$(0.6)	$(1.2)	$(16.2)
2010
Current	$—	$0.1	$(0.5)	$(0.4)
Deferred	(34.4)	0.2	(10.2)	(44.4)
Benefit applied to decrease Additional capital/ Other comprehensive income	27.9	0.4	3.4	31.7
Total	$(6.5)	$0.7	$(7.3)	$(13.1)
2009
Current	$0.7	$(3.6)	$(1.1)	$(4.0)
Deferred	(59.3)	0.3	(2.1)	(61.1)
Benefit applied to decrease Additional capital/ Other comprehensive income	12.7	2.7	1.6	17.0
Total	$(45.9)	$(0.6)	$(1.6)	$(48.1)

Reconciliation of income tax provision based on effective income tax rate and statutory tax rate
A reconciliation between the provision for income taxes and the amount computed by applying the federal statutory income tax rate to income before income taxes is as follows:

	Year Ended December 31,
	2011	2010	2009
Amount of federal income tax provision based on the statutory rate	$(14.5)	$(8.8)	$(41.5)
(Increase) decrease in federal valuation allowances	—	(0.2)	0.5
Non-deductible compensation expense	(1.1)	(0.6)	(4.7)
Non-deductible expense	(0.4)	(0.3)	(0.5)
State income taxes, net of federal benefit [1]	(0.8)	(4.7)	(1.0)
Foreign income tax benefit	0.6	1.5	—
Other	—	—	(0.9)
Income tax provision	$(16.2)	$(13.1)	$(48.1)
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[1]
State income taxes of $4.7 in 2010 primarily consists of (i) a $1.9 increase in the valuation allowance relating to certain unused state net operating losses expected to expire and (ii) a $2.3 increase in the income tax provision from a reduction in the state deferred tax asset relating to a decrease in state net operating losses resulting from lower state apportionment factors in various states.

The table above reflects a full statutory U.S. tax provision despite the fact that the Company is only paying alternative minimum tax (“AMT”) in the U.S. and some state income taxes.

Deferred tax assets and liabilities
The components of the Company’s net deferred income tax assets are as follows:

	Year Ended December 31,
	2011	2010
Deferred income tax assets:
Loss and credit carryforwards	$375.6	$379.6
VEBAs	—	0.8
Other assets	39.6	25.9
Inventories and other	8.3	27.3
Valuation allowances	(18.8)	(20.1)
Total deferred income tax assets — net	404.7	413.5
Deferred income tax liabilities:
Property, plant, and equipment	(67.2)	(61.9)
VEBAs	(47.6)	(59.5)
Total deferred income tax liabilities	(114.8)	(121.4)
Net deferred income tax assets [1,2]	$289.9	$292.1
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[1]
Of the total net deferred income tax assets of $289.9, $63.0 was included in Prepaid expenses and other current assets and $226.9 was presented as Deferred tax assets, net on the Consolidated Balance Sheet as of December 31, 2011.

[2]
Of the total net deferred income tax assets of $292.1, $46.8 was included in Prepaid expenses and other current assets and $245.3 was presented as Deferred tax assets, net on the Consolidated Balance Sheet as of December 31, 2010.

Reconciliation of changes in the gross unrecognized tax benefits
A reconciliation of changes in the gross unrecognized tax benefits is as follows:

	Year Ended December 31,
	2011	2010	2009
Gross unrecognized tax benefits at beginning of period	$15.0	$15.6	$15.8
Gross increases for tax positions of prior years	0.1	—	1.6
Gross decreases for tax positions of prior years	—	—	(1.6)
Gross increases for tax positions of current years	0.4	0.4	0.4
Settlements	(0.5)	—	(2.8)
Gross decrease for tax positions relating to lapse of a statute of limitation	(0.9)	(1.7)	—
Foreign currency translation	(0.4)	0.7	2.2
Gross unrecognized tax benefits at end of period	$13.7	$15.0	$15.6